John Hancock Variable Insurance Trust
Supplement dated November 9, 2017
to the Prospectus dated May 1, 2017

Core Bond Trust (the “fund”)

The following amends and restates the portfolio manager information under the heading “Portfolio management”:

Maulik Bhansali, CFA Portfolio Manager Managed fund since 2017	Troy Ludgood* Senior Portfolio Manager Managed fund since 2007

Thomas O'Connor, CFA Portfolio Manager Managed fund since 2007	Jarad Vasquez Portfolio Manager Managed fund since 2017

*  Effective May 1, 2018, Troy Ludgood will no longer serve as a Portfolio Manager of the fund.

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Wells Capital Management Incorporated” is amended to include Messrs. Bhansali and Vasquez as Portfolio Managers of the fund effective immediately. Messrs. Ludgood and O’Connor will continue to serve as Portfolio Managers of the fund. In addition, effective May 1, 2018, Mr. Ludgood will no longer serve as a Portfolio Manager of the fund.

Maulik Bhansali, CFA. Mr. Bhansali joined Wells Capital Management in 2001, where he currently serves as a Senior Portfolio Manager.

Jarad Vasquez. Mr. Vasquez joined Wells Capital Management in 2007, where he currently serves as a Senior Portfolio Manager.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Variable Insurance Trust
Supplement dated November 9, 2017
to the Statement of Information dated May 1, 2017

Wells Capital Management Incorporated

The disclosure under “APPENDIX III - PORTFOLIO MANAGER INFORMATION” applicable to Wells Capital Management Incorporated is amended and restated as follows to the extent that it relates to the portfolio managers of Core Bond Trust (the “fund”), or a portion thereof:

Maulik Bhansali, Troy Ludgood*, Thomas O’Connor, and Jarad Vasquez are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

* Effective May 1, 2018, Mr. Ludgood will no longer serve as a Portfolio Manager of the fund.

The following table reflects information regarding other accounts for which each portfolio manager to the fund has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund.

The following table reflects information as of August 31, 2017 for Messrs. Bhansali and Vasquez, and as of December 31, 2016 for Messrs. Ludgood and O'Connor:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets in Millions	Number of Accounts	Assets in Millions	Number of Accounts	Assets in Millions
Maulik Bhansali	None	None	None	None	None	None
Troy Ludgood	8	$14,554	4	$3,310	39	$13,875
Thomas O'Connor	8	$14,554	4	$3,310	39	$13,875
Jarad Vasquez	None	None	None	None	None	None

Other Accounts Managed – Of total listed above, those for which advisory fee is based on performance

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Assets in Millions	Number of Accounts	Assets in Millions	Number of Accounts	Assets in Millions
Maulik Bhansali	None	None	None	None	None	None
Troy Ludgood	None	None	None	None	1	$613
Thomas O'Connor	None	None	None	None	1	$613
Jarad Vasquez	None	None	None	None	None	None

Ownership of fund shares. Messrs. Bhansali and Vasquez did not beneficially own any shares of the fund as of August 31, 2017, and Messrs. Ludgood and O'Connor did not beneficially own any shares of the fund as of December 31, 2016.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.